Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of disaggregation of revenue

Revenues per geographical location:

	For the year ended December 31
	2022	2023	2024
Americas	$14,309	22,340	21,010
APAC	4,361	2,947	3,393
EMEA	24,963	31,027	33,372
Total revenue	$43,633	56,314	57,775

Timing of revenue recognition:

	For the year ended December 31
	2022	2023	2024
Services transferred over time	$3,217	4,590	5,453
Goods transferred at a point in time	40,416	51,724	52,322
Total revenue	$43,633	56,314	57,775

Schedule of contract assets and liabilities

	For the year ended December 31
	2023	2024
Trade receivables	$12,710	9,141
Contract liabilities	$3,857	3,523